FAIR VALUE MEASUREMENTS (Details 1) - Lamf Global Ventures Corp I [Member] - $ / shares		1 Months Ended
	May 05, 2023	Dec. 31, 2023
Expected term (years)	1 year	6 months
Probability of completion of a business combination	5.00%	10.00%
Discount rate	8.25%	8.50%
Fair value of the ordinary share price	$ 10.48	$ 10.77